Asset Retirement Obligation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation [Line Items]
Asset retirement obligation accretion	$ 145	$ 154	$ 211
Additional abandonment liabilities associated with its drilling and development program	68	171
Net Income (Loss) From Discontinued Operations, Net Of Tax [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligation accretion	$ 13	$ 27